Operating and Geographic Segmentation - Summary of Average Assets, Grouped by Geographic Region (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Disclosure of geographical areas [line items]
Total Revenue	$ 31,199	$ 33,710
Income (loss) before taxes	5,863	17,886
Reported net income	4,377	13,537
Average Assets	1,248,356	1,072,497
Canada [member]
Disclosure of geographical areas [line items]
Total Revenue	16,884	15,977
Income (loss) before taxes	4,407	7,335
Reported net income	3,025	5,557
Average Assets	655,887	600,607
United States [member]
Disclosure of geographical areas [line items]
Total Revenue	11,967	16,980
Income (loss) before taxes	(44)	10,526
Reported net income	129	7,894
Average Assets	541,045	416,885
Other international non CAN non US [member]
Disclosure of geographical areas [line items]
Total Revenue	2,348	753
Income (loss) before taxes	1,500	25
Reported net income	1,223	86
Average Assets	$ 51,424	$ 55,005